Stockholders' Equity (Deficit) (Details Textual) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May. 14, 2014	Feb. 23, 2015	May. 31, 2014	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Stockholders Equity (Deficit) (Textual)
Common stock par value				$ 0.001			$ 0.001		$ 0.001
Common stock, shares outstanding				21,845,932			21,845,932		10,059,000
Common stock, shares authorized				375,000,000			375,000,000		375,000,000
Warrants to purchase shares of common stock							7,571,395
Stock based compensation							$ 376,242	$ 131,929
Weighted-average grant date fair value for stock options granted						$ 0.04	$ 0.38	$ 0.04
2014 Equity Incentive Plan [Member]
Stockholders Equity (Deficit) (Textual)
Option to puchase of common shares							1,718,880
Common Stock [Member]
Stockholders Equity (Deficit) (Textual)
Common stock par value		$ 0.001
Forward stock split shares of common stock		5-for-1
Common stock, shares authorized		375,000,000
Stock issued during period, Shares	15,000,000		4,525,000
Stock issued during period, Value	$ 3,000		$ 27,150
Shares issued, Price per share	$ 0.002		$ 0.06
Shares of common stock in exchange for services							1,863,241
Shares of common stock in exchange for services fair value							$ 192,893
Warrants to purchase shares of common stock					17,136				2,579,692
CDx's [Member]
Stockholders Equity (Deficit) (Textual)
Converted into common stock shares							1
Common stock par value				$ 0.001			$ 0.001
Warrants issued shares of common stock				6,069,960			6,069,960
Warrants outstanding shares of common stock				7,571,395			7,571,395
Retained shares of common stock				$ 1,990,637			$ 1,990,637
CDx's [Member] | 2014 Equity Incentive Plan [Member]
Stockholders Equity (Deficit) (Textual)
Reserved shares of common stock							6,200,000
Percentage of voting interests acquired				10.00%			10.00%
Options expiration description							The options generally expire ten years from the date of grant. ISOs granted to a participant who, at the time the ISO is granted, has more than 10% of the voting power between all classes of stock, will expire five years from the date of grant. Options vest at various rates ranging from immediately to three years.
Options to purchase shares							232,814
Stock based compensation				$ 82,135		$ 20,733	$ 245,520	$ 20,733
Unrecognized compensation expense							$ 370,492
Weighted average recognition period							1 year 10 months 24 days
Purchase shares of common stock granted options to non-employees						435,000	415,000	435,000
Exercise price							$ 0.55	$ 0.08
Stock options granted to non-employees				$ 23,104		$ 111,196	$ 130,722	$ 111,196
CDx's [Member] | Common Stock [Member]
Stockholders Equity (Deficit) (Textual)
Stock issued during period, Shares							19,855,295